Related Party (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended		37 Months Ended
	Jul. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2022	May 31, 2022	May 26, 2022	May 05, 2022	Dec. 31, 2021	Dec. 13, 2021	Dec. 10, 2021	Dec. 03, 2021
Related Party Transaction [Line Items]
Related party, loan		$ 13,512		$ 12,808	$ 11,303	$ 12,808
Proceeds from related party		451	$ 500	1,195	2,385
Repayment of related party		770	300	910	1,000
Interest expense		700	700	1,505	1,931
Related Party [Member]
Related Party Transaction [Line Items]
Related party, loan								$ 6,275
Interest expense		26	$ 42	85	$ 35
Related Party [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion shares					1,450
Related Party [Member] | Unsecured Convertible Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion shares	2,000,000				200
Proceeds from related party		451		1,110	$ 2,350
Repayment of related party		770		910	1,000
Related Party [Member] | Unsecured Convertible Revolving Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Principal amount							$ 3,000
Related Party [Member] | Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Outstanding balance, related party		1,580		1,870	$ 1,585	1,870
Related Party [Member] | Unsecured Grid Note Agreement [Member]
Related Party Transaction [Line Items]
Notes payable									$ 5,000	$ 5,000	$ 1,000			$ 1,000
Related party amount						2,000
Related Party [Member] | Unsecured Grid Note Agreement [Member] | One Installment [Member]
Related Party Transaction [Line Items]
Notes payable													$ 400				$ 300
Related Party [Member] | Unsecured Grid Note Agreement [Member] | Two Installment [Member]
Related Party Transaction [Line Items]
Notes payable												$ 350				$ 300
Related Party [Member] | Unsecured Grid Note Agreement [Member] | Three Installment [Member]
Related Party Transaction [Line Items]
Notes payable															$ 300
Unpaid principal rate															5.00%
Related Party [Member] | Unsecured Grid Note Agreement [Member] | Sixteen Installment [Member]
Related Party Transaction [Line Items]
Notes payable										$ 4,625
Related Party [Member] | Unsecured Grid Note Agreement [Member] | Six Installment [Member]
Related Party Transaction [Line Items]
Notes payable									$ 1,650
Founder and Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Convertible notes		$ 44,670		$ 34,200		$ 34,200